Payments, Details - 12 months ended Dec. 31, 2023 - USD ($)	Amount	Type	Country	Subnat. Juris.	Govt.	Project	Resource	Segment	Ext. Method
#: 1
	$ 218,690	Royalties	CANADA		Department of Natural Resources of Newfoundland and Labrador	Lower Cove	Crushed Stone [Member]	United States Segment [Member]	Open Pit
#: 2
	91,171,751	Taxes	COLOMBIA		UAE Dirección de Impuestos y Aduanas Nacionales	El Suspiro	Limestone [Member]	United States Segment [Member]	Open Pit
#: 3
	20,134,813	Taxes	COLOMBIA		DIAN - Dirección de Impuestos y Aduanas Nacionales	Germania II	Limestone [Member]	United States Segment [Member]	Open Pit
#: 4
	1,974,443	Taxes	COLOMBIA		Dirección Distrital De Tesoreria	La Esperanza	Limestone [Member]	United States Segment [Member]	Open Pit
#: 5
	397,565	Taxes	COLOMBIA		Municipio De La Calera	Mina San Jorge	Limestone [Member]	United States Segment [Member]	Open Pit
#: 6
	1,905,224	Taxes	COLOMBIA		Alcaldía Municipal De Ibagué	La Esmeralda (4205)	Limestone [Member]	United States Segment [Member]	Open Pit
#: 7
	534,899	Taxes	COLOMBIA		Municipio De San Luis	Maceo	Clay, Limestone [Member]	United States Segment [Member]	Open Pit
#: 8
	197,345	Taxes	COLOMBIA		Municipio De Maceo	Sopetran	Sand and Gravel [Member]	United States Segment [Member]	Open Pit
#: 9
	409,113	Taxes	COLOMBIA		Municipio Los Patios Regalizas Arci	El Suspiro One	Limestone [Member]	United States Segment [Member]	Open Pit
#: 10
	131,795	Taxes	COLOMBIA		Tesoreria Municipal De Cali	Cartago	Sand and Gravel [Member]	United States Segment [Member]	Open Pit
#: 11
	128,546	Taxes	COLOMBIA		Tesoreria Municipal De Palmira	Cartago One	Mineral [Member]	United States Segment [Member]	Open Pit
#: 12
	123,505	Taxes	COLOMBIA		Alcaldía Municipal De Clemencia	Germania I One	Limestone [Member]	United States Segment [Member]	Open Pit
#: 13
	103,089	Taxes	COLOMBIA		Municipio De Dosquebradas	Distribution Center	Distribution of Finished Products Containing One or More Minerals Extracted [Member]	United States Segment [Member]	Open Pit
#: 14
	458,007	Fees	COLOMBIA		Ministerio de Hacienda y Crédito Público	Germania I	Limestone [Member]	United States Segment [Member]	Open Pit
#: 15
	827,601	Fees	COLOMBIA		Enel Colombia S.A E.S.P	Mina Apulo	Sand and Gravel [Member]	United States Segment [Member]	Open Pit
#: 16
	286,956	Fees	COLOMBIA		Infibague	La Esmeralda (6823)	Limestone [Member]	United States Segment [Member]	Open Pit
#: 17
	283,556	Fees	COLOMBIA		Energizett S.A E.S.P	Sopetran One	Sand and Gravel [Member]	United States Segment [Member]	Open Pit
#: 18
	335,669	Fees	COLOMBIA		Celsia Colombia S.A E.S.P.	Cartago Two	Mineral [Member]	United States Segment [Member]	Open Pit
#: 19
	1,224,741	Royalties	COLOMBIA		Agencia Nacional de Minería (ANM)	El Placer CBF-152	Clay [Member]	United States Segment [Member]	Open Pit
#: 20
	555,157	Taxes	CROATIA		Porez i prirez na dohodak	Osoje Sv. Jure - Sv. Kajo National Three	Limestone [Member]	EMEA Segment [Member]	Open Pit
#: 21
	2,667,363	Taxes	CROATIA		Državni proračun	Osoje Sv. Jure - Sv. Kajo National Four	Limestone [Member]	EMEA Segment [Member]	Open Pit
#: 22
	1,145,913	Taxes	CROATIA		Tax Administration of the Republic of Croatia	Osoje Sv. Jure - Sv. Kajo National Six	Limestone [Member]	EMEA Segment [Member]	Open Pit
#: 23
	39,136,171	Taxes	CROATIA		MF CURH CARINARNICA SPLIT	Osoje Sv. Jure - Sv. Kajo Subnational-Split	Limestone [Member]	EMEA Segment [Member]	Open Pit
#: 24
	125,832	Taxes	CROATIA		MF CURH CARINARNICA ZAGREB	Osoje Sv. Jure - Sv. Kajo Subnational-Split One	Limestone [Member]	EMEA Segment [Member]	Open Pit
#: 25
	353,419	Fees	CROATIA		HŽ CARGO Ltd.	Osoje Sv. Jure - Sv. Kajo National	Limestone [Member]	EMEA Segment [Member]	Open Pit
#: 26
	519,511	Fees	CROATIA		HEP Supply Ltd.	Osoje Sv. Jure - Sv. Kajo National Five	Limestone [Member]	EMEA Segment [Member]	Open Pit
#: 27
	1,050,229	Comm. Social Resp.	CROATIA		Croatian Pension Institute	Osoje Sv. Jure - Sv. Kajo National One	Limestone [Member]	EMEA Segment [Member]	Open Pit
#: 28
	1,023,877	Comm. Social Resp.	CROATIA		Croatian Health Insurance Fund	Osoje Sv. Jure - Sv. Kajo National Two	Limestone [Member]	EMEA Segment [Member]	Open Pit
#: 29
	21,694,128	Taxes	CZECHIA		Specialized Tax Office	Prachovice	Limestone [Member]	EMEA Segment [Member]	Open Pit
#: 30
	788,147	Taxes	CZECHIA		Customs Office Pardubice	Bílkovice	Crushed Stone [Member]	EMEA Segment [Member]	Open Pit
#: 31
	746,728	Taxes	CZECHIA		Financial Administration of the Czech Republic	Zaječí	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 32
	780,783	Taxes	CZECHIA		Tax Office for Pardubice Region	Kostelec u Heřmanova Městce	Other [Member]	EMEA Segment [Member]	Open Pit
#: 33
	106,621	Fees	CZECHIA		Czech Forests, State Enterprise	Kostelec u Heřmanova Městce	Other [Member]	EMEA Segment [Member]	Open Pit
#: 34
	213,286	Fees	CZECHIA		District Mining Authority-Královéhradecký Region	Smiřice	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 35
	60,572,931	Taxes	DOMINICAN REPUBLIC		Colector de Impuestos Internos	Bainsa National	Crushed Stone [Member]	United States Segment [Member]	Open Pit
#: 36
	6,330,779	Taxes	DOMINICAN REPUBLIC		Colector de Aduanas	Bainsa National One	Crushed Stone [Member]	United States Segment [Member]	Open Pit
#: 37
	109,506	Taxes	DOMINICAN REPUBLIC		Direccion General De Aduana	Bainsa National Two	Crushed Stone [Member]	United States Segment [Member]	Open Pit
#: 38
	156,462	Taxes	DOMINICAN REPUBLIC		Autoridad Portuaria Dominicana	Bainsa National Three	Crushed Stone [Member]	United States Segment [Member]	Open Pit
#: 39
	105,054	Taxes	DOMINICAN REPUBLIC		Instituto Nacional de Formación Técnico Profesional	Bainsa National Four	Crushed Stone [Member]	United States Segment [Member]	Open Pit
#: 40
	31,880,874	Taxes	DOMINICAN REPUBLIC		Inland Revenue Division" (IRD)	Bainsa National Five	Crushed Stone [Member]	United States Segment [Member]	Open Pit
#: 41
	174,659	Fees	DOMINICAN REPUBLIC		Distribuidora de Electricidad del Sur, S.A.	Bainsa National Six	Crushed Stone [Member]	United States Segment [Member]	Open Pit
#: 42
	1,802,265	Comm. Social Resp.	DOMINICAN REPUBLIC		Tesoreria de la Seguridad Social	Bainsa Subnational - Barahona	Crushed Stone [Member]	United States Segment [Member]	Open Pit
#: 43
	4,028,183	Taxes	EGYPT		General Administration for Development Planning	Proyect 1251 National	Limestone [Member]	EMEA Segment [Member]	Open Pit
#: 44
	104,983	Taxes	EGYPT		Nasr City Social Insurance Office	Proyect 22150107 National One	Limestone [Member]	EMEA Segment [Member]	Open Pit
#: 45
	14,263,346	Taxes	EGYPT		Large Tax Payer Center	Proyect 22150107 National Two	Limestone [Member]	EMEA Segment [Member]	Open Pit
#: 46
	2,502,190	Taxes	EGYPT		Egyptian Tax Authority	Proyect 22150107 National Three	Limestone [Member]	EMEA Segment [Member]	Open Pit
#: 47
	843,719	Taxes	EGYPT	snj:EG-BA	General Administration for Discount Collection	Proyect 22150107 National	Crushed Stone [Member]	EMEA Segment [Member]	Open Pit
#: 48
	2,336,661	Fees	EGYPT		National Service Projects Organization	Proyect 1251 National	Clay [Member]	EMEA Segment [Member]	Open Pit
#: 49
	635,740	Fees	EGYPT		Abozabal Special Chemist/Military F	Proyect 1254 National	Clay [Member]	EMEA Segment [Member]	Open Pit
#: 50
	7,831,124	Fees	EGYPT		Sundry Account Egp Customs	Proyect 2091 National	Limestone [Member]	EMEA Segment [Member]	Open Pit
#: 51
	13,859,141	Fees	EGYPT		Egypt Co Electricity Transportation	Proyect 22150107 National	Limestone [Member]	EMEA Segment [Member]	Open Pit
#: 52
	13,210,439	Fees	EGYPT		Nile Petroleum Marketing Company	Proyect 22150107 National One	Limestone [Member]	EMEA Segment [Member]	Open Pit
#: 53
	411,795	Fees	EGYPT		Social Insurance Office for the Public Sector in Assiut	Proyect 22150107 National Two	Limestone [Member]	EMEA Segment [Member]	Open Pit
#: 54
	214,805	Fees	EGYPT		Egyptian Environmental Affairs Agen	Proyect 22150107 National Three	Limestone [Member]	EMEA Segment [Member]	Open Pit
#: 55
	125,680	Fees	EGYPT		General Office of Assiut Governorate	Proyect 1251 National	Clay [Member]	EMEA Segment [Member]	Open Pit
#: 56
	362,088	Fees	EGYPT		Assiut Transport Society	Proyect 1252 National	Limestone [Member]	EMEA Segment [Member]	Open Pit
#: 57
	131,367	Fees	EGYPT		Kena Transport Society	Proyect 1254 National	Clay [Member]	EMEA Segment [Member]	Open Pit
#: 58
	15,976,640	Taxes	FRANCE		Direction Générale des Finances Publiques	Beauvilliers 3 - ELG National	Crushed Stone [Member]	EMEA Segment [Member]	Open Pit
#: 59
	206,352	Taxes	FRANCE	snj:FR-IDF	Drfip Idf Et Dept Paris	La Motte Tilly Subnational - Ile de France	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 60
	3,398,784	Fees	FRANCE		Grand Port Fluvio-Maritime De L'axe	Villemanoche 2 et 3 National	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 61
	281,950	Fees	FRANCE	snj:FR-NOR	Commune D'anneville Ambourville	Anneville / Bardouville, MB et Le Marais Subnational – Normandie	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 62
	300,039	Fees	FRANCE	snj:FR-IDF	Commune Marolles Sur Seine	Balloy / Vimpelles (SDB) Subnational - Ile de France	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 63
	247,262	Fees	FRANCE	snj:FR-OCC	Ddfip Herault	Albi Subnational - Occitania	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 64
	190,310	Fees	FRANCE	snj:FR-ARA	Mairie De Donzere	Chambéon Subnational - Rhône Alpes	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 65
	149,560	Comm. Social Resp.	FRANCE	snj:FR-NOR	Urssaf De Rouen	Berville / le Haridon Subnational – Normandie	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 66
	2,929,227	Taxes	GERMANY		Federal Central Tax Office	Burgstall National	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 67
	1,407,003	Taxes	GERMANY	snj:DE-BY	Tax Office Bautzen	Burgstall Subnational - Bayern	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 68
	750,867	Taxes	GERMANY	snj:DE-BY	Tax Office Regensburg	Rosing Subnational - Bayern	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 69
	442,873	Taxes	GERMANY	snj:DE-BY	Tax Office Schrobenhausen	Weichering Subnational - Bayern	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 70
	118,585	Taxes	GERMANY	snj:DE-BY	Tax Office Weiden in der Oberpfalz	Wellmersdorf Subnational - Bayern	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 71
	278,602	Taxes	GERMANY	snj:DE-BY	Market Municipality Helmstadt	Helmstadt (Hard Rock, Limestone, no cement grade) Subnational - Bayern Two	Crushed Stone [Member]	EMEA Segment [Member]	Open Pit
#: 72
	1,825,511	Taxes	GERMANY	snj:DE-BB	Tax Office Cottbus	Rüdersdorf Subnational - Brandenburg	Limestone [Member]	EMEA Segment [Member]	Open Pit
#: 73
	24,470,197	Taxes	GERMANY	snj:DE-BB	Tax Office Strausberg	Kraatz Subnational - Brandenburg	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 74
	989,848	Taxes	GERMANY	snj:DE-BB	Municipality Rüdersdorf near Berlin	Kraatz Subnational - Brandenburg Two	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 75
	300,183	Taxes	GERMANY	snj:DE-MV	Main Customs Office Hamburg Port	Hohenmin Subnational - Mecklenburg-Vorpommern Subnational - Thüringen	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 76
	108,314	Taxes	GERMANY	snj:DE-MV	City Administration Neustadt	Steinwalde Subnational - Mecklenburg-Vorpommern Subnational - Thüringen	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 77
	205,403	Taxes	GERMANY	snj:DE-ST	Tax Office Haldensleben	Parey Subnational - Sachsen-Anhalt	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 78
	233,918	Taxes	GERMANY	snj:DE-SN	District Office Friedrichshain-Kreuzberg	Bonnewitz Subnational - Sachsen	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 79
	788,045	Taxes	GERMANY	snj:DE-SN	Tax Office Pirna	Ebersbach Subnational - Sachsen	Crushed Stone [Member]	EMEA Segment [Member]	Open Pit
#: 80
	183,805	Taxes	GERMANY	snj:DE-SN	Saxon State Mining Authority	Friedrichswalde Subnational - Sachsen	Crushed Stone [Member]	EMEA Segment [Member]	Open Pit
#: 81
	111,497	Taxes	GERMANY	snj:DE-SN	City of Bischofswerda	Grenzland Subnational - Sachsen	Crushed Stone [Member]	EMEA Segment [Member]	Open Pit
#: 82
	131,288	Royalties	GERMANY	snj:DE-BY	Municipality Weichering	Helmstadt (Hard Rock, Limestone, no cement grade) Subnational - Bayern	Crushed Stone [Member]	EMEA Segment [Member]	Open Pit
#: 83
	202,383	Royalties	GERMANY	snj:DE-BY	Market Municipality Helmstadt	Helmstadt (Hard Rock, Limestone, no cement grade) Subnational - Bayern One	Crushed Stone [Member]	EMEA Segment [Member]	Open Pit
#: 84
	732,781	Royalties	GERMANY	snj:DE-BB	Municipality Rüdersdorf near Berlin	Kraatz Subnational - Brandenburg One	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 85
	1,215,017	Infrastructure	GERMANY		Federal Office for Goods Transport	Rüdersdorf National	Limestone [Member]	EMEA Segment [Member]	Open Pit
#: 86
	187,854	Infrastructure	GERMANY	snj:DE-MV	State Office for Geology	Kotzow Subnational - Mecklenburg-Vorpommern Subnational - Thüringen	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 87
	436,924	Comm. Social Resp.	GERMANY	snj:DE-TH	Swn Municipal Utilities Neustadt GmbH	Breitungen Subnational - Mecklenburg-Vorpommern Subnational - Thüringen	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 88
	12,743,033	Taxes	ISRAEL		Israel Tax Authority	Kadarim National	Crushed Stone [Member]	EMEA Segment [Member]	Open Pit
#: 89
	639,203	Taxes	ISRAEL		Al-Qasum Regional Council	Gilboa National	Crushed Stone [Member]	EMEA Segment [Member]	Open Pit
#: 90
	149,954	Taxes	ISRAEL		Emek Hefer Regional Council	Golani National	Crushed Stone [Member]	EMEA Segment [Member]	Open Pit
#: 91
	298,316	Taxes	ISRAEL		Gilboa Regional Council	Kadarim National	Crushed Stone [Member]	EMEA Segment [Member]	Open Pit
#: 92
	369,738	Taxes	ISRAEL		Local Council of Binyamina-Givat	Shfeya Subnational North	Crushed Stone [Member]	EMEA Segment [Member]	Open Pit
#: 93
	1,690,676	Taxes	ISRAEL		Local Council of Tur'an	Shfeya Subnational North One	Crushed Stone [Member]	EMEA Segment [Member]	Open Pit
#: 94
	343,327	Taxes	ISRAEL		Local Council of Zichron Yaakov	Shfeya Subnational North Two	Crushed Stone [Member]	EMEA Segment [Member]	Open Pit
#: 95
	137,074	Taxes	ISRAEL		Shfaram Municipality	Shfeya Subnational North Three	Crushed Stone [Member]	EMEA Segment [Member]	Open Pit
#: 96
	135,966	Taxes	ISRAEL		Tamar - Dead Sea Regional Council	Shfeya Subnational North Four	Crushed Stone [Member]	EMEA Segment [Member]	Open Pit
#: 97
	142,657	Taxes	ISRAEL		Upper Galilee Regional Council	Shfeya Subnational North Five	Crushed Stone [Member]	EMEA Segment [Member]	Open Pit
#: 98
	129,593	Taxes	ISRAEL		Ashkelon Municipality	Dragot Subnational - South	Crushed Stone [Member]	EMEA Segment [Member]	Open Pit
#: 99
	211,649	Taxes	ISRAEL		Beer Sheva Municipality	Nahal Shlomo Subnational - South	Crushed Stone [Member]	EMEA Segment [Member]	Open Pit
#: 100
	751,427	Taxes	ISRAEL		Be'er Tuvia Regional Council	Nahal Shlomo Subnational - South One	Crushed Stone [Member]	EMEA Segment [Member]	Open Pit
#: 101
	149,049	Taxes	ISRAEL		Beit Shemesh Municipality	Nahal Shlomo Subnational - South Two	Crushed Stone [Member]	EMEA Segment [Member]	Open Pit
#: 102
	288,325	Taxes	ISRAEL		Carmel Coast Regional Council	Nahal Shlomo Subnational - South Three	Crushed Stone [Member]	EMEA Segment [Member]	Open Pit
#: 103
	408,645	Taxes	ISRAEL		Eilat Municipality	Nahal Shlomo Subnational - South Four	Crushed Stone [Member]	EMEA Segment [Member]	Open Pit
#: 104
	212,399	Taxes	ISRAEL		Holon Municipality	Nahal Shlomo Subnational - South Five	Crushed Stone [Member]	EMEA Segment [Member]	Open Pit
#: 105
	132,051	Taxes	ISRAEL		Kiryat Gat Municipality	Nahal Shlomo Subnational - South Six	Crushed Stone [Member]	EMEA Segment [Member]	Open Pit
#: 106
	4,735,053	Taxes	ISRAEL		Modiin Region Regional Council	Nahal Shlomo Subnational - South Seven	Crushed Stone [Member]	EMEA Segment [Member]	Open Pit
#: 107
	136,902	Taxes	ISRAEL		Negev Fields Regional Council (Gaza)	Nahal Shlomo Subnational - South Eight	Crushed Stone [Member]	EMEA Segment [Member]	Open Pit
#: 108
	112,067	Taxes	ISRAEL		Netanya Municipality	Nahal Shlomo Subnational - South Nine	Crushed Stone [Member]	EMEA Segment [Member]	Open Pit
#: 109
	338,268	Taxes	ISRAEL		Ramat Gan Municipality	Nahal Shlomo Subnational - South Ten	Crushed Stone [Member]	EMEA Segment [Member]	Open Pit
#: 110
	136,486	Taxes	ISRAEL		Rehovot Municipality	Nahal Shlomo Subnational - South Eleven	Crushed Stone [Member]	EMEA Segment [Member]	Open Pit
#: 111
	105,535	Taxes	ISRAEL		Rishon LeZion Municipality	Nahal Shlomo Subnational - South Twelve	Crushed Stone [Member]	EMEA Segment [Member]	Open Pit
#: 112
	120,823	Taxes	ISRAEL		Yavne Municipality	Nahal Shlomo Subnational - South Thirteen	Crushed Stone [Member]	EMEA Segment [Member]	Open Pit
#: 113
	2,495,835	Taxes	ISRAEL		Israel Land Authority	Modiim Subnational - Center	Crushed Stone [Member]	EMEA Segment [Member]	Open Pit
#: 114
	102,653	Taxes	ISRAEL		Surrounding Shfaram Water Corporation .Ltd	Modiim Subnational - Center One	Crushed Stone [Member]	EMEA Segment [Member]	Open Pit
#: 115
	18,533,528	Royalties	ISRAEL		Israel Land Administration - Central	Gilboa National	Crushed Stone [Member]	EMEA Segment [Member]	Open Pit
#: 116
	30,139,688	Royalties	ISRAEL		Israel Land Authority	Golani Subnational North	Crushed Stone [Member]	EMEA Segment [Member]	Open Pit
#: 117
	145,143	Comm. Social Resp.	ISRAEL		cx:ConcreteTransportersOrganizationMember	Modiim National	Crushed Stone [Member]	EMEA Segment [Member]	Open Pit
#: 118
	13,254,735	Taxes	JAMAICA		Tax Administration Jamaica, TAJ)	Cambridge Quarry National	Clay [Member]	SCA and C Segment [Member]	Open Pit
#: 119
	4,208	Taxes	MEXICO		Distribution unit of government-owned electricity company	Baja California National	Clay [Member]	SCA and C Segment [Member]	Open Pit
#: 120
	54,697,940	Taxes	MEXICO		Servicio de Administración Tributaria (SAT)	Campeche National	Other [Member]	SCA and C Segment [Member]	Open Pit
#: 121
	500,265	Taxes	MEXICO		Tesoreria De La Federacion	Coahuila National	Other [Member]	SCA and C Segment [Member]	Open Pit
#: 122
	271,642	Taxes	MEXICO		Municipio De Ensenada	Arcilla Fabrica Subnational-Baja California	Clay [Member]	SCA and C Segment [Member]	Open Pit
#: 123
	1,150,033	Taxes	MEXICO		Municipio De Atotonilco De Tula	Cerro Jardin Subnational-Hidalgo	Limestone [Member]	SCA and C Segment [Member]	Open Pit
#: 124
	512,053	Taxes	MEXICO		Municipio De Huichapan	Cerro Pardo Subnational-Hidalgo	Limestone [Member]	SCA and C Segment [Member]	Open Pit
#: 125
	59,331	Taxes	MEXICO		Municipio De San Juan Del Rio Queretaro	La Loma-Querétaro (Basalto) Subnational-Queretaro	Crushed Stone [Member]	SCA and C Segment [Member]	Open Pit
#: 126
	1,008,260	Taxes	MEXICO		Municipio De La Ciudad De Monterrey	ATM Subnational-Nuevo León	Limestone [Member]	SCA and C Segment [Member]	Open Pit
#: 127
	100,696	Taxes	MEXICO		Municipio De San Pedro Garza Garcia Nl	El Yeso & La Esperanza. Gypsum Mine Subnational-Nuevo León	Other [Member]	SCA and C Segment [Member]	Open Pit
#: 128
	447,814	Taxes	MEXICO		Municipio De Merida Yucatan	Xtepen Subnational-Yucatán	Limestone [Member]	SCA and C Segment [Member]	Open Pit
#: 129
	713,926	Taxes	MEXICO		Secretaría de Administración y Finanzas de Yucatán	Other facilities relating to the processing and commercialization of minerals Subnational-Yucatán		SCA and C Segment [Member]	Open Pit
#: 130
	100,501	Taxes	MEXICO		Municipio De La Colorada	Cerrito Blanco. Gypsum Mine Subnational-Sonora	Other [Member]	SCA and C Segment [Member]	Open Pit
#: 131
	215,959	Taxes	MEXICO		Municipio De Cuautinchan Puebla	Cristian & Cristian 2. Gypsum Mine Subnational-Puebla	Other [Member]	SCA and C Segment [Member]	Open Pit
#: 132
	196,781	Taxes	MEXICO		Municipio De Tecali De Herrera Pueb La	San Antonio. Gypsum Mine Subnational-Puebla	Other [Member]	SCA and C Segment [Member]	Open Pit
#: 133
	188,887	Taxes	MEXICO		Gobierno Del Estado De Mexico	San Vicente (Andesita) Subnational-Estado de Mexico	Crushed Stone [Member]	SCA and C Segment [Member]	Open Pit
#: 134
	279,355	Taxes	MEXICO		Municipio De Tlalnepantla De Baz	San Vicente (Andesita) Subnational-Estado de Mexico One		SCA and C Segment [Member]	Open Pit
#: 135
	132,953	Taxes	MEXICO		Tesoreria Municipal De Torreon	Fatima. Fluorite mine Subnational-Coahuila de Zaragoza	Other [Member]	SCA and C Segment [Member]	Open Pit
#: 136
	326,436	Taxes	MEXICO		cx:FideicomisoParaApoyarLosProgramasYProyectosParaLaConservacinDeLaBiodiversidadEnElEstadoDeQuintanaRooMember	Cancún III - Owned Subnational-Quintana Roo	Crushed Stone [Member]	SCA and C Segment [Member]	Open Pit
#: 137
	234,901	Taxes	MEXICO		cx:SecretariaDeAdministracionYFinanzasDeYucatanMember	Bodega CMA Supply Mexico City Subnational-Ciudad de Mexico	Mineral [Member]	SCA and C Segment [Member]	Open Pit
#: 138
	652,579	Taxes	MEXICO		Tesoreria Del Gobierno De La Ciudad De Mexico	EN0D - Serivicios Promexma GAN Subnational-Ciudad de Mexico		SCA and C Segment [Member]	Open Pit
#: 139
	18,967	Taxes	MEXICO		Municipio De Benito Juarez	Other facilities relating to the processing and commercialization of minerals Subnacionational		SCA and C Segment [Member]	Open Pit
#: 140
	29,630	Royalties	MEXICO		Municipio De Huichapan	Cerro Pardo Subnational-Hidalgo	Limestone [Member]	SCA and C Segment [Member]	Open Pit
#: 141
	1,619	Royalties	MEXICO		Municipio De La Ciudad De Monterrey	ATM Subnational-Nuevo León	Limestone [Member]	SCA and C Segment [Member]	Open Pit
#: 142
	4,645	Royalties	MEXICO		cx:MunicipioDeMeridaYucatanMember	Xtepen Subnational-Yucatán	Limestone [Member]	SCA and C Segment [Member]	Open Pit
#: 143
	2,276	Royalties	MEXICO		cx:SecretariaDeAdministracionYFinanzasDeYucatanMember	Other facilities relating to the processing and commercialization of minerals Subnational-Yucatán		SCA and C Segment [Member]	Open Pit
#: 144
	3,433	Royalties	MEXICO		cx:FideicomisoParaApoyarLosProgramasYProyectosParaLaConservacinDeLaBiodiversidadEnElEstadoDeQuintanaRooMember	Cancún III - Owned Subnational-Quintana Roo	Crushed Stone [Member]	SCA and C Segment [Member]	Open Pit
#: 145
	329,269	Fees	MEXICO		Distribution unit of government-owned electricity company	Baja California National	Clay [Member]	SCA and C Segment [Member]	Open Pit
#: 146
	76,969,382	Fees	MEXICO		Services unit of government-owned electricity company	Baja California National One	Limestone [Member]	SCA and C Segment [Member]	Open Pit
#: 147
	169,609	Fees	MEXICO		Transmission unit of government-owned electricity company	Campeche National One	Other [Member]	SCA and C Segment [Member]	Open Pit
#: 148
	11,024,311	Fees	MEXICO		Centro Nacional De Control De Energía	Campeche National Two	Other [Member]	SCA and C Segment [Member]	Open Pit
#: 149
	79,400,404	Fees	MEXICO		Government-owned energy company	Campeche National Three	Other [Member]	SCA and C Segment [Member]	Open Pit
#: 150
	626,982	Fees	MEXICO		Administracion del Sistema Portuario Nacional Tampico Sa de Cv	Marine terminal National	Logistics Relating To Commercialization Of Minerals Extracted Or Finished Products Containing One Or More Mineralsz Extracted [Member]	SCA and C Segment [Member]	Open Pit
#: 151
	849,420	Fees	MEXICO		Administracion del Sistema Portuario Nacional Manzanillo, S.A. de C.V.	Marine terminal National One	Logistics Relating To Commercialization Of Minerals Extracted Or Finished Products Containing One Or More Mineralsz Extracted [Member]	SCA and C Segment [Member]	Open Pit
#: 152
	1,501,427	Fees	MEXICO		Administracion del Sistema Portuario Nacional Ensenada Sa de Cv	Marine terminal National Two	Logistics Relating To Commercialization Of Minerals Extracted Or Finished Products Containing One Or More Mineralsz Extracted [Member]	SCA and C Segment [Member]	Open Pit
#: 153
	841,793	Fees	MEXICO		Administracion del Sistema Porturar Nacional Coatzacoalcos, Sa de Cv	Marine terminal National Three	Logistics Relating To Commercialization Of Minerals Extracted Or Finished Products Containing One Or More Mineralsz Extracted [Member]	SCA and C Segment [Member]	Open Pit
#: 154
	2,240,782	Fees	MEXICO		Tesoreria De La Federacion	Coahuila National	Other [Member]	SCA and C Segment [Member]	Open Pit
#: 155
	39,576	Fees	MEXICO		Municipio De Ensenada	Arcilla Fabrica Subnational-Baja California	Clay [Member]	SCA and C Segment [Member]	Open Pit
#: 156
	320,905	Fees	MEXICO		Administración Portuaria Integral de Baja California Sur	Punta China Subnational-Baja California	Limestone [Member]	SCA and C Segment [Member]	Open Pit
#: 157
	1,325,094	Fees	MEXICO		Municipio De Atotonilco De Tula	Cerro Jardin Subnational-Hidalgo	Limestone [Member]	SCA and C Segment [Member]	Open Pit
#: 158
	105,265	Fees	MEXICO		Municipio De San Juan Del Rio Queretaro	La Loma-Querétaro (Basalto) Subnational-Queretaro	Crushed Stone [Member]	SCA and C Segment [Member]	Open Pit
#: 159
	668,964	Fees	MEXICO		Servicios De Agua Y Drenaje De Monterrey I.P.D	Lutita Potrero Chico Subnational-Nuevo León	Clay [Member]	SCA and C Segment [Member]	Open Pit
#: 160
	571,017	Fees	MEXICO		Secretaría de Administración y Finanzas de Yucatán	Other facilities relating to the processing and commercialization of minerals Subnational-Yucatán		SCA and C Segment [Member]	Open Pit
#: 161
	1,108,163	Fees	MEXICO		Administración Portuaria Integral de Baja California Sur	Cerro Prieto & Santa Teresa Subnational-Sonora	Limestone [Member]	SCA and C Segment [Member]	Open Pit
#: 162
	255,480	Fees	MEXICO		Siapa	El Yeso,1a y2a Ampliacion de El Yeso. Gypsum Mine Subnational-Jalisco	Other [Member]	SCA and C Segment [Member]	Open Pit
#: 163
	32,747	Fees	MEXICO		cx:FideicomisoParaApoyarLosProgramasYProyectosParaLaConservacinDeLaBiodiversidadEnElEstadoDeQuintanaRooMember	Cancún III - Owned Subnational-Quintana Roo	Crushed Stone [Member]	SCA and C Segment [Member]	Open Pit
#: 164
	194,538	Fees	MEXICO		Secretaria De Administracion Y Finanzas De La Ciudad De Mexico	Bodega CMA Supply Mexico City Subnational-Ciudad de Mexico	Other Facilities Relating To The Processing And Commercialization Of Mineral [Member]	SCA and C Segment [Member]	Open Pit
#: 165
	9,488	Fees	MEXICO		cx:TesoreriaDelGobiernoDeLaCiudadDeMexicoMember	EN0D - Serivicios Promexma GAN Subnational-Ciudad de Mexico		SCA and C Segment [Member]	Open Pit
#: 166
	120,691	Fees	MEXICO		Municipio De Benito Juarez	Other facilities relating to the processing and commercialization of minerals Subnacionational		SCA and C Segment [Member]	Open Pit
#: 167
	14,581	Prod. Entitlements	MEXICO		Administracion del Sistema Portuario Nacional Ensenada Sa de Cv	Marine terminal National	Logistics Relating To Commercialization Of Minerals Extracted Or Finished Products Containing One Or More Mineralsz Extracted [Member]	SCA and C Segment [Member]	Open Pit
#: 168
	12,951	Prod. Entitlements	MEXICO		Tesoreria De La Federacion	Coahuila National	Other [Member]	SCA and C Segment [Member]	Open Pit
#: 169
	6,984	Infrastructure	MEXICO		Tesoreria De La Federacion	Coahuila National	Other [Member]	SCA and C Segment [Member]	Open Pit
#: 170
	1,090	Infrastructure	MEXICO		cx:FideicomisoParaApoyarLosProgramasYProyectosParaLaConservacinDeLaBiodiversidadEnElEstadoDeQuintanaRooMember	Cancún III - Owned Subnational-Quintana Roo	Crushed Stone [Member]	SCA and C Segment [Member]	Open Pit
#: 171
	11,733,569	Taxes	NICARAGUA		Dirección General de Ingresos (DGI)	EL Diamante National	Limestone [Member]	SCA and C Segment [Member]	Open Pit
#: 172
	371,701	Taxes	PANAMA		Tesoro Nacional de Panamá (RUC)	Cantera Calzada Larga National	Limestone [Member]	SCA and C Segment [Member]	Open Pit
#: 173
	106,738	Taxes	PANAMA		Municipio De Panama	Becerra National	Clay [Member]	SCA and C Segment [Member]	Open Pit
#: 174
	3,134,963	Royalties	PANAMA		Tesoro Nacional de Panamá (RUC)	Becerra Subnational - Municipio de Panama	Clay [Member]	SCA and C Segment [Member]	Open Pit
#: 175
	119,516	Fees	PANAMA		Tesoro Nacional de Panamá (RUC)	Cantera Norte National	Limestone [Member]	SCA and C Segment [Member]	Open Pit
#: 176
	105,792	Fees	PANAMA		Empresa Nacional De Autopistas S.A:	Rancho Mina National	Clay [Member]	SCA and C Segment [Member]	Open Pit
#: 177
	349,345	Comm. Social Resp.	PANAMA		Caja De Seguro Social	Cantera Sur National	Limestone [Member]	SCA and C Segment [Member]	Open Pit
#: 178
	14,638,391	Taxes	PHILIPPINES		Bureau of Internal Revenue	Project MPSA 013/286/335 National	Limestone [Member]	SCA and C Segment [Member]	Open Pit
#: 179
	384,985	Taxes	PHILIPPINES	snj:PH-CEB	City Treasurer of Manila	Proyect MPSA 013/286/335 Subnational - Cebu	Limestone [Member]	SCA and C Segment [Member]	Open Pit
#: 180
	127,401	Taxes	PHILIPPINES	snj:PH-CEB	City Treasurer of Naga, Cebu - Regional	Proyect MPSA 093 Subnational - Cebu	Clay [Member]	SCA and C Segment [Member]	Open Pit
#: 181
	730,642	Taxes	PHILIPPINES	snj:PH-RIZ	City Treasurer of Antipolo	Calabar MP14 Subnational - Rizal	Other [Member]	SCA and C Segment [Member]	Open Pit
#: 182
	156,237	Taxes	PHILIPPINES	snj:PH-RIZ	Municipal Treasurer of Binango - Regional	Proyect MPSA 116 Subnational - Rizal	Other [Member]	SCA and C Segment [Member]	Open Pit
#: 183
	11,215	Fees	PHILIPPINES		Bureau of Internal Revenue	Project MPSA 013/286/335 National	Limestone [Member]	SCA and C Segment [Member]	Open Pit
#: 184
	558,683	Fees	PHILIPPINES		Philippine Ports Authority	Project MPSA 093 National	Clay [Member]	SCA and C Segment [Member]	Open Pit
#: 185
	1,183,306	Fees	PHILIPPINES		Bureau of Treasury, FAO-DENR	Calabar MP14 National	Other [Member]	SCA and C Segment [Member]	Open Pit
#: 186
	1,685	Fees	PHILIPPINES	snj:PH-CEB	City Treasurer of Manila	Proyect MPSA 013/286/335 Subnational - Cebu	Limestone [Member]	SCA and C Segment [Member]	Open Pit
#: 187
	80,913	Fees	PHILIPPINES	snj:PH-CEB	City Treasurer of Naga, Cebu - Regional	Proyect MPSA 093 Subnational - Cebu	Clay [Member]	SCA and C Segment [Member]	Open Pit
#: 188
	259,016	Fees	PHILIPPINES	snj:PH-CEB	Province of Cebu	Proyect MPSA 093 Subnational - Cebu One	Clay [Member]	SCA and C Segment [Member]	Open Pit
#: 189
	342,180	Fees	PHILIPPINES	snj:PH-CEB	Apo Land And Quarry Corp.-MPSA	Proyect MPSA 093 Subnational - Cebu Two	Clay [Member]	SCA and C Segment [Member]	Open Pit
#: 190
	1,131,065	Fees	PHILIPPINES	snj:PH-RIZ	City Treasurer of Antipolo	Calabar MP14 Subnational - Rizal	Other [Member]	SCA and C Segment [Member]	Open Pit
#: 191
	139	Fees	PHILIPPINES	snj:PH-RIZ	Municipal Treasurer of Binango - Regional	Proyect MPSA 116 Subnational - Rizal	Other [Member]	SCA and C Segment [Member]	Open Pit
#: 192
	1,319,017	Taxes	POLAND		Lubelski Urząd Skarbowy W Lublinie	Chalk Quarry Chelm National	Limestone [Member]	EMEA Segment [Member]	Open Pit
#: 193
	3,840,000	Taxes	POLAND		Krajowa Administracja Skarbowa, KAS	Łagów dolomite quarry	Crushed Stone [Member]	EMEA Segment [Member]	Open Pit
#: 194
	2,141,139	Taxes	POLAND	snj:PL-LU	Urząd Miasta Chełma	Chalk Quarry Chelm Subnational - Lubelskie	Limestone [Member]	EMEA Segment [Member]	Open Pit
#: 195
	285,958	Taxes	POLAND	snj:PL-SL	Urząd Gminy Mstów	Jaroszowiec Subnational -Slaskie	Crushed Stone [Member]	EMEA Segment [Member]	Open Pit
#: 196
	921,707	Taxes	POLAND	snj:PL-SL	Urząd Gminy Rędziny	Jaroszowiec Subnational -Slaskie One	Crushed Stone [Member]	EMEA Segment [Member]	Open Pit
#: 197
	80,895	Taxes	POLAND	snj:PL-MA	Urząd Gminy Klucze	Borzecin Subnational -Lesser Poland One	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 198
	133,644	Taxes	POLAND	snj:PL-MZ	Urząd Gminy Troszyn	Borowce Subnational - Mazovia	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 199
	199,547	Taxes	POLAND	snj:PL-PM	Urząd Gminy W Kamieniu	Mirowo Subnational - Pomerania	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 200
	114,774	Taxes	POLAND	snj:PL-PM	Urzad Miejski Skarszewy	Mirowo Subnational - Pomerania One	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 201
	109,462	Taxes	POLAND	snj:PL-PM	Urząd Miasta Gdynia	Mirowo Subnational - Pomerania Two	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 202
	317,677	Taxes	POLAND	snj:PL-LU	Urząd Miasta Chełma	Chalk Quarry Chelm Subnational - Lubelskie	Limestone [Member]	EMEA Segment [Member]	Open Pit
#: 203
	553,970	Fees	POLAND		Narodowy Fundusz Ochrony	Limestone Quarry Rudniki National	Limestone [Member]	EMEA Segment [Member]	Open Pit
#: 204
	249,450	Fees	POLAND		Państwowy Fundusz Rehabilitacji	Borzęcin National	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 205
	259,539	Fees	POLAND		Sieć Badawacza Łukasiewicz -Instyt	Borowce National	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 206
	606,448	Fees	POLAND	snj:PL-SL	Miejskie Przeds. Gospod. Komunalnej	Limestone Quarry Rudniki Subnational -Slaskie	Limestone [Member]	EMEA Segment [Member]	Open Pit
#: 207
	204,761	Fees	POLAND	snj:PL-SL	Regionalna Dyr. Lasów Państwowych	Bierawa Subnational -Slaskie	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 208
	80,856	Fees	POLAND	snj:PL-SL	Urząd Gminy Mstów	Jaroszowiec Subnational -Slaskie	Crushed Stone [Member]	EMEA Segment [Member]	Open Pit
#: 209
	139	Fees	POLAND	snj:PL-SL	Urząd Gminy Rędziny	Jaroszowiec Subnational -Slaskie One	Crushed Stone [Member]	EMEA Segment [Member]	Open Pit
#: 210
	403,083	Fees	POLAND	snj:PL-SL	Urząd Marszałkowski W. Finansowy Rudniki	Jaroszowiec Subnational -Slaskie Two	Crushed Stone [Member]	EMEA Segment [Member]	Open Pit
#: 211
	593,373	Fees	POLAND	snj:PL-MA	Gmina Klucze	Borzecin Subnational -Lesser Poland	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 212
	270,704	Fees	POLAND	snj:PL-MA	Urząd Gminy Klucze	Borzecin Subnational -Lesser Poland One	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 213
	780,985	Fees	POLAND	snj:PL-MA	Miejsko-Przemys#Owa Oczyszczalnia	Borzecin Subnational -Lesser Poland Two	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 214
	45,889	Fees	POLAND	snj:PL-MZ	Urząd Gminy Troszyn	Borowce Subnational - Mazovia	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 215
	8,397	Fees	POLAND	snj:PL-PM	Urząd Gminy W Kamieniu	Mirowo Subnational - Pomerania	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 216
	45,441	Fees	POLAND	snj:PL-PM	Urzad Miejski Skarszewy	Mirowo Subnational - Pomerania One	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 217
	71,572	Fees	POLAND	snj:PL-PM	Urząd Miasta Gdynia	Mirowo Subnational - Pomerania Two	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 218
	1,014,000	Taxes	SPAIN		Agencia Estatal de Administración Tributaria, AEAT	SERRETA LARGA	Other [Member]	EMEA Segment [Member]	Open Pit
#: 219
	1,001,007	Fees	SPAIN	snj:ES-PM	Autoridad Portuaria de Baleares	Calmo	Crushed Stone [Member]	EMEA Segment [Member]	Open Pit
#: 220
	118,096	Fees	SPAIN	snj:ES-GA	Autoridad Portuaria de Motril	Marine terminal	Logistics Relating to Commercialization of Minerals [Member]	EMEA Segment [Member]	Open Pit
#: 221
	326,112	Fees	SPAIN	snj:ES-CL	Ports de la Generalitat	Begues	Crushed Stone [Member]	EMEA Segment [Member]	Open Pit
#: 222
	1,438,011	Taxes	TRINIDAD AND TOBAGO		Board of Inland Revenue, BIR	Mayo Quarry	Limestone [Member]	SCA and C Segment [Member]	Open Pit
#: 223
	1,220,000	Taxes	UNITED KINGDOM		Central National Tax Authority - HMRC	Hamble Airfield National	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 224
	105,952	Taxes	UNITED KINGDOM	snj:GB-DBY	Amber Valley Borough Council	Dove Holes Subnational-Derbyshire	Crushed Stone [Member]	EMEA Segment [Member]	Open Pit
#: 225
	1,185,300	Taxes	UNITED KINGDOM	snj:GB-DBY	High Peak Borough Council	Willington Subnational-Derbyshire	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 226
	293,361	Taxes	UNITED KINGDOM	snj:GB-DBY	South Derbyshire District Coun	Willington Subnational-Derbyshire One	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 227
	142,039	Taxes	UNITED KINGDOM	snj:GB-HAM	Basingstoke & Deane Borough Co	Bickton Subnational-Hampshire	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 228
	210,879	Taxes	UNITED KINGDOM	snj:GB-HAM	Hart District Council	Bramshill Subnational-Hampshire	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 229
	272,891	Taxes	UNITED KINGDOM	snj:GB-HAM	Southampton City Council	Hamer Warren Subnational-Hampshire	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 230
	522,649	Taxes	UNITED KINGDOM	snj:GB-ESS	Braintree District Council	Bradwell Subnational-Essex	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 231
	692,640	Taxes	UNITED KINGDOM	snj:GB-ESS	London Borough Of Barking & Da	Bradwell Subnational-Essex	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 232
	964,754	Taxes	UNITED KINGDOM	snj:GB-ESS	Thurrock Borough Council	Bradwell Subnational-Essex	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 233
	493,264	Taxes	UNITED KINGDOM	snj:GB-CBF	Central Bedfordshire Council	Kensworth Quarry Subnational-Bedfordshire	Limestone [Member]	EMEA Segment [Member]	Open Pit
#: 234
	361,467	Taxes	UNITED KINGDOM	snj:GB-KEN	Gravesham Borough Council	Charing	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 235
	128,279	Taxes	UNITED KINGDOM	snj:GB-KEN	Medway Council	Denge	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 236
	129,860	Taxes	UNITED KINGDOM	snj:GB-WSX	Horsham District Council	Sandgate	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 237
	117,128	Taxes	UNITED KINGDOM	snj:GB-WSX	Brighton & Hove City Council	Brighton Depot	Logistics Relating to Commercialization of Minerals [Member]	EMEA Segment [Member]	Open Pit
#: 238
	119,782	Taxes	UNITED KINGDOM	snj:GB-LIN	Lincolnshire County Council	Swinderby	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 239
	260,490	Taxes	UNITED KINGDOM	snj:GB-LIN	North Kesteven District Council	South Ferriby-Middlegate Quarry Subnational-Lincolnshire	Clay [Member]	EMEA Segment [Member]	Open Pit
#: 240
	105,244	Taxes	UNITED KINGDOM	snj:GB-LIN	South Kesteven District Council	South Ferriby-Middlegate Quarry Subnational-Lincolnshire	Limestone [Member]	EMEA Segment [Member]	Open Pit
#: 241
	350,748	Taxes	UNITED KINGDOM	snj:GB-LIN	North Lincolnshire Council	South Ferriby-Middlegate Quarry Subnational-Lincolnshire	Limestone [Member]	EMEA Segment [Member]	Open Pit
#: 242
	226,681	Taxes	UNITED KINGDOM	snj:GB-LEC	Malvern Hills District Council	Ryall	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 243
	147,422	Taxes	UNITED KINGDOM	snj:GB-NTT	Newark & Sherwood District Cou	Barton	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 244
	248,031	Taxes	UNITED KINGDOM	snj:GB-NTT	Leeds City Council	Cromwell Quarry Subnational-Nottinghamshire	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 245
	126,048	Taxes	UNITED KINGDOM	snj:GB-NTT	Rushcliffe Borough Council	Cromwell Quarry Subnational-Nottinghamshire	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 246
	383,109	Taxes	UNITED KINGDOM	snj:GB-WBK	Royal Borough Of Windsor & Mai	Datchet Subnational-Berkshire	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 247
	114,595	Taxes	UNITED KINGDOM	snj:GB-WBK	Milton Keynes Council	Maidenhead Taplow Subnational-Berkshire	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 248
	1,738,803	Taxes	UNITED KINGDOM	snj:GB-WAR	Rugby Borough Council	Southam Quarry Subnational-Warwickshire	Clay [Member]	EMEA Segment [Member]	Open Pit
#: 249
	149,768	Taxes	UNITED KINGDOM	snj:GB-WAR	Stratford on Avon District Cou	Berkswell Subnational-Warwickshire	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 250
	330,023	Taxes	UNITED KINGDOM	snj:GB-WAR	Coventry City Council	Berkswell Subnational-Warwickshire One	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 251
	179,454	Taxes	UNITED KINGDOM	snj:GB-WAR	Solihull Metropolitan Borough	Berkswell Subnational-Warwickshire Two	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 252
	195,998	Taxes	UNITED KINGDOM	snj:GB-CAM	South Cambridgeshire District	West Deeping Subnational-Cambridgeshire	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 253
	112,155	Taxes	UNITED KINGDOM	snj:GB-HRT	London Borough Of Enfield Council	Hatfiel Subnational-Hertfordshire	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 254
	263,982	Taxes	UNITED KINGDOM	snj:GB-HRT	St Albans City & District Council	Hatfiel Subnational-Hertfordshire One	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 255
	149,768	Taxes	UNITED KINGDOM	snj:GB-STS	Stafford Borough Council	Alrewas	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 256
	100,680	Taxes	UNITED KINGDOM	snj:GB-CHW	Cheshire West & Chester Council	Forest Hill Subnational-Cheshire	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 257
	132,318	Taxes	UNITED KINGDOM	snj:GB-FLN	Flintshire County Council	Halkyn Subnational-Flintshire	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 258
	115,855	Taxes	UNITED KINGDOM	snj:GB-SRY	Guildford Borough Council	Egham - White Hall Farm	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 259
	200,997	Taxes	UNITED KINGDOM	snj:GB-SRY	London Borough Of Hammersmith and F	Shepperton	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 260
	177,689	Taxes	UNITED KINGDOM	snj:GB-MAN	Salford City Council	Salford Depot	Logistics Relating to Commercialization of Minerals [Member]	EMEA Segment [Member]	Open Pit
#: 261
	105,404	Taxes	UNITED KINGDOM	snj:GB-ERY	Sheffield City Council ‘RATES ONLY'	Sheffield Depot	Logistics Relating to Commercialization of Minerals [Member]	EMEA Segment [Member]	Open Pit
#: 262
	403,762	Taxes	UNITED KINGDOM	snj:GB-GRE	Greenwich Council	Greenwich Light East (Marine)	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 263
	4,364	Fees	UNITED KINGDOM		Amber Valley Borough Council	Kensworth Quarry National One	Limestone [Member]	EMEA Segment [Member]	Open Pit
#: 264
	276,288	Fees	UNITED KINGDOM		CBI	South Ferriby - Middlegate Quarry National Two	Clay [Member]	EMEA Segment [Member]	Open Pit
#: 265
	1,370	Fees	UNITED KINGDOM		Cheshire West & Chester Council	South Ferriby - Middlegate Quarry National Three	Limestone [Member]	EMEA Segment [Member]	Open Pit
#: 266
	1,131,474	Fees	UNITED KINGDOM		Environment Agency	Southam Quarry National One	Clay [Member]	EMEA Segment [Member]	Open Pit
#: 267
	17,797	Fees	UNITED KINGDOM		Leeds City Council	Datchet National One	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 268
	1,399,309	Fees	UNITED KINGDOM		Network Rail	Langley Airfield National One	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 269
	131,831	Fees	UNITED KINGDOM		Rugby Borough Council	Maidenhead Taplow National	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 270
	12,575	Fees	UNITED KINGDOM		Salford City Council	West Deeping National	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 271
	9,194	Fees	UNITED KINGDOM		Sheffield City Council ‘RATES ONLY'	Forest Hill National	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 272
	20,899	Fees	UNITED KINGDOM		South Derbyshire District Coun	Raynes	Crushed Stone [Member]	EMEA Segment [Member]	Open Pit
#: 273
	7,580	Fees	UNITED KINGDOM		South Kesteven District Council	Dove Holes National	Crushed Stone [Member]	EMEA Segment [Member]	Open Pit
#: 274
	11,668	Fees	UNITED KINGDOM		Southampton City Council	Willington National	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 275
	23,080	Fees	UNITED KINGDOM		St Albans City & District Council	Bradwell National	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 276
	12,066	Fees	UNITED KINGDOM		Stafford Borough Council	Halkyn National	Crushed Stone [Member]	EMEA Segment [Member]	Open Pit
#: 277
	6,049	Fees	UNITED KINGDOM		Stratford on Avon District Cou	Bickton National	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 278
	74,057	Fees	UNITED KINGDOM		Thurrock Borough Council	Bramshill National	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 279
	139,705	Fees	UNITED KINGDOM	snj:GB-HAM	Portal Plan Quest Ltd	Hamble Airfiel Subnational-Hampshire	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 280
	8,052	Fees	UNITED KINGDOM	snj:GB-WBK	Milton Keynes Council	Maidenhead Taplow Subnational-Berkshire	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 281
	191,902	Fees	UNITED KINGDOM	snj:GB-WBK	Scottish & Southern Electricity	Langley Airfield Subnational-Berkshire	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 282
	13,628	Fees	UNITED KINGDOM	snj:GB-CAM	South Cambridgeshire District	West Deeping Subnational-Cambridgeshire	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 283
	15,072	Fees	UNITED KINGDOM	snj:GB-FLN	Flintshire County Council	Halkyn Subnational-Flintshire	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 284
	12,339,917	Taxes	UNITED STATES		Bureau of Internal Revenue	Demopolis	Limestone [Member]	EMEA Segment [Member]	Open Pit
#: 285
	1,380,000	Taxes	UNITED STATES		Arizona State tax	75th Ave S&G	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 286
	2,832,481	Taxes	UNITED STATES		California State tax	Lytle Creek S&G	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 287
	6,658	Taxes	UNITED STATES		Pyramid Lake Paiute Tribe	4411 Paiute Aggregates	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 288
	1,870,350	Taxes	UNITED STATES		Texas State tax	Blum Quarry Seguin Clay pit (Balcones)	Clay [Member]	EMEA Segment [Member]	Open Pit
#: 289
	157,803	Taxes	UNITED STATES		Louisiana State tax	cx:OtherFacilitiesRelatingToTheProcessingAndCommercializationOfMineralsMember		EMEA Segment [Member]	Open Pit
#: 290
	950,000	Taxes	UNITED STATES		Tennessee State tax	Knoxville	Limestone [Member]	EMEA Segment [Member]	Open Pit
#: 291
	502,977	Taxes	UNITED STATES		South Carolina State tax	1344 Deerfield Sand Mine	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 292
	1,475,000	Taxes	UNITED STATES		North Carolina State tax	4907 Castle Hayne	Logistics Relating To Commercialization Of Minerals Extracted Or Finished Products Containing One Or More Mineralsz Extracted [Member]	EMEA Segment [Member]	Open Pit
#: 293
	1,031,909	Fees	UNITED STATES		Broward County Board Of County Comm	Brooksville North	Limestone [Member]	EMEA Segment [Member]	Open Pit
#: 294
	348,916	Fees	UNITED STATES		Miami-Dade Water And Sewer Dept	Brooksville South	Limestone [Member]	EMEA Segment [Member]	Open Pit
#: 295
	464,754	Fees	UNITED STATES		City of Pensacola	Miami	Limestone [Member]	EMEA Segment [Member]	Open Pit
#: 296
	147,112	Fees	UNITED STATES		City of Phoenix	19th Ave Sand & Gravel	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 297
	103,061	Fees	UNITED STATES		Arizona State tax	Apex S&G	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 298
	750,237	Fees	UNITED STATES		Colorado Dept of Public Health and	Lyons Sandstone quarry	Other [Member]	EMEA Segment [Member]	Open Pit
#: 299
	155,212	Fees	UNITED STATES		City of Longmont	Pete Lien Roberts quarry (Lyons)	Limestone [Member]	EMEA Segment [Member]	Open Pit
#: 300
	886,013	Fees	UNITED STATES		Air Resources Board California	Alvic (Victorville) [Member]	Clay [Member]	EMEA Segment [Member]	Open Pit
#: 301
	133,998	Fees	UNITED STATES		City of Santa Clara	Mud Hills [Member]	Other [Member]	EMEA Segment [Member]	Open Pit
#: 302
	582,311	Fees	UNITED STATES		City of West Sacramento	Silica quarry (Victorville)	Other [Member]	EMEA Segment [Member]	Open Pit
#: 303
	404,978	Fees	UNITED STATES		County of Yolo	Black Mountain	Crushed Stone [Member]	EMEA Segment [Member]	Open Pit
#: 304
	517,156	Fees	UNITED STATES		Mojave Desert Air Quality Mgmt	Jesse Morrow Mountain	Crushed Stone [Member]	EMEA Segment [Member]	Open Pit
#: 305
	126,175	Fees	UNITED STATES		Pyramid Lake Paiute Tribe	4411 Paiute Aggregates	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 306
	476,100	Comm. Social Resp.	UNITED STATES		City of Bell	Alvic (Victorville) [Member]	Limestone [Member]	EMEA Segment [Member]	Open Pit
#: 307
	125,884	Comm. Social Resp.	UNITED STATES		Mojave Water Agency	Lemon Cove S&G	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 308
	$ 184,364	Comm. Social Resp.	UNITED STATES		Edwards Aquifer Authority	Balcones	Limestone [Member]	EMEA Segment [Member]	Open Pit